Segment and Revenue by Geography and By Major Customer - Schedule of Evaluating Financial Performance and Allocating Resources (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	$ 70,625	$ 57,859	$ 84,161
Cost of revenues	(26,540)	(23,582)	(31,569)
Gross profit	44,085	34,277	52,592
Research and development expenses	42,655	40,475	48,171
Sales and marketing expenses	21,390	18,302	17,314
General and administrative expenses	14,264	16,465	14,024
Change in earnout liability	(169)	377
Segment operating profit (loss)	(34,055)	(41,342)	(26,917)
Change in fair value of Forfeiture Shares	1	37	1,713
Financial income, net	2,620	4,795	5,637
Loss before taxes on income	(31,434)	(36,510)	(19,567)
Depreciation and Amortization expenses	2,980	2,546	1,632
Stock-based compensation	16,540	15,118	15,026
CIB [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	51,655	36,291	57,411
Cost of revenues	(16,493)	(10,536)	(13,149)
Gross profit	35,162	25,755	44,262
Research and development expenses	28,634	23,795	25,620
Sales and marketing expenses	12,025	8,936	7,410
General and administrative expenses	8,911	7,922	7,062
Change in earnout liability	(169)	377
Segment operating profit (loss)	(14,239)	(15,275)	4,170
Depreciation and Amortization expenses	2,095	1,619	816
Stock-based compensation	9,072	6,927	6,928
Automotive [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	18,970	21,568	26,750
Cost of revenues	(10,047)	(13,046)	(18,420)
Gross profit	8,923	8,522	8,330
Research and development expenses	14,021	16,680	22,551
Sales and marketing expenses	9,365	9,366	9,904
General and administrative expenses	5,353	8,543	6,962
Change in earnout liability
Segment operating profit (loss)	(19,816)	(26,067)	(31,087)
Depreciation and Amortization expenses	885	927	816
Stock-based compensation	$ 7,468	$ 8,191	$ 8,098